STOCKHOLDERS’ EQUITY (Details Narrative)																							1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended
	Feb. 23, 2024 USD ($) shares	Jan. 24, 2024 USD ($) shares	Dec. 19, 2023 USD ($)	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 04, 2023 shares	Dec. 01, 2023 USD ($) $ / shares shares	Oct. 31, 2023 shares	Oct. 10, 2023 USD ($) $ / shares shares	Jul. 24, 2023 USD ($) $ / shares shares	Jun. 19, 2023 USD ($) $ / shares shares	May 09, 2023 USD ($) shares	May 01, 2023 USD ($) shares	Apr. 28, 2023 USD ($) Integer $ / shares	Nov. 05, 2022	Nov. 04, 2022 USD ($) shares	Aug. 17, 2022	Aug. 01, 2022 shares	Jun. 22, 2022 USD ($)	Jun. 16, 2022 USD ($) shares	Mar. 01, 2022 USD ($) shares	Nov. 22, 2021 USD ($) $ / shares shares	Apr. 14, 2021 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 28, 2023 shares
Class of Stock [Line Items]
Preferred stock, shares authorized																							200,000,000		200,000,000					200,000,000	200,000,000
Preferred stock, par value | $ / shares																							$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001
Fair value of warrants adjustment | $																														$ (331,000)	$ (3,568,000)
Beneficial conversion feature | $																			$ 99,000
Percentage of series E preferred shares																			10.00%
Increase series E preferred shares																				130
Increase series E preferred value | $																				$ 156,000
Debt instrument, redemption, percentage																				15.00%
Debt conversion, description														(i) the stated value of $1,200 per share plus any unpaid dividends, multiplied by 1.25, divided by (ii) 80% of the average volume weighted average price of the Company’s common stock during the five trading day period immediately prior to the Closing Date
Accretion of series E preferred shares | $																														27,900
Preferred stock dividends in kind | $																														516,000
Received initial tranche | $																															1,465,000
Cash | $																							$ 115,525		$ 115,525					$ 115,525	$ 216,465
Common stock, shares authorized																							1,400,000,000		1,400,000,000					1,400,000,000	1,400,000,000	1,400,000,000
Issuance of sale of equity | $																														$ 3,168,708	$ 3,075,745
Common Stock, Par or Stated Value Per Share | $ / shares																							$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001
Consultant [Member]
Class of Stock [Line Items]
Number of shares issued					40,000,000					100,000							250,000
Share price | $ / shares										$ 0.047																$ 0.015			$ 0.015
Number of shares issued, value | $										$ 4,700																			$ 600,000
New Employees [Member]
Class of Stock [Line Items]
Number of shares issued																							700,000	700,000
Number of shares issued, value | $																							$ 8,100	$ 8,100
New Employee [Member]
Class of Stock [Line Items]
Number of shares issued								50,000
Share price | $ / shares								$ 0.02250
Number of shares issued, value | $								$ 1,100
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																															3.81
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Debt instrument, redemption, percentage																15.00%
GHS Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued															64,000,000
Percentage of series E preferred shares														80.00%
Share price | $ / shares																							$ 0.03		$ 0.03					$ 0.03
Number of shares issued, value | $															$ 5,000,000
Beneficial ownership limitation															4.99%
Debt instrument, convertible, type of equity security															The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP during the 10 consecutive business days immediately preceding, but not including, the applicable purchase date. The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase
Sale of stock consideration																														11,981,706	52,018,294
Common stock, shares sold, value | $																														$ 376,000	$ 3,076,000
Equity Financing Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																											$ 0.02
Sale of stock consideration																									100,816,636	44,843,442	31,808,246
Common stock, shares sold, value | $																									$ 845,000	$ 459,000	$ 566,000
Equity Financing Agreement [Member] | GHS Investment LLC [Member]
Class of Stock [Line Items]
Issuance of sale of equity | $													$ 10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.0001
Trading value													The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such amount does not equal less than ten thousand dollars ($10,000) or greater than one million dollars ($1,000,000). Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Following an up-list to the NASDAQ or equivalent national exchange, the price of each put share shall be equal to ninety percent (90%) of the Market Price, subject to a floor price of $1.00 per share. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the Registration Statement or the date on which GHS has purchased an aggregate of $10,000,000 worth of Common Stock under the terms of the Equity Financing Agreement
Trading percentage													200.00%
Trading days | Integer													10
GHS 2023 Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of stock consideration																												28,205,605
Common stock, shares sold, value | $																												$ 923,000
Trading value											A GHS Purchase will be made in a minimum amount of $10,000 and up to a maximum of $1,500,000 and provided that, the purchase amount for any purchase will not exceed 200% of the average of the daily trading dollar volume of the Company’s common stock during the 10 business days preceding the purchase date. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree (in writing) to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, for the avoidance of doubt, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS Purchase Agreement. The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP (as defined in the GHS 2023 Purchase Agreement) during the Valuation Period (the ten (10) consecutive business days immediately preceding, but not including, the applicable purchase date). The Company shall deliver a number of GHS 2023 Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase, against payment by GHS to the Company of the purchase amount with respect to such Purchase (less documented deposit and clearing fees, if any), as full payment for such GHS Purchase Shares via wire transfer of immediately available funds
Purchase of common stock											45,923,929
Aggregate purchase price | $											$ 6,000,000
Business Agreement [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of shares issued, value | $																		$ 250,000
Minimum [Member] | New Employees [Member]
Class of Stock [Line Items]
Share price | $ / shares																							$ 0.010	$ 0.010	$ 0.010					$ 0.010
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																							4.40		4.40					4.40
Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																							124.8		124.8					124.8	113.6
Minimum [Member] | GHS Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																															$ 0.04
Minimum [Member] | Equity Financing Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																							$ 0.008		$ 0.008	$ 0.01			$ 0.01	$ 0.008
Minimum [Member] | GHS 2023 Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																												$ 0.04
Maximum [Member] | New Employees [Member]
Class of Stock [Line Items]
Share price | $ / shares																							$ 0.012	$ 0.012	$ 0.012					$ 0.012
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																							4.59		4.59					4.59
Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																							133.8		133.8					133.8	121.0
Maximum [Member] | GHS Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																															$ 0.10
Maximum [Member] | Equity Financing Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																							$ 0.009		$ 0.009	$ 0.02			$ 0.02	$ 0.009
Maximum [Member] | GHS 2023 Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																												$ 0.03
Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted																														23,989,570
Accretion of series E preferred shares | $
Common Stock [Member] | Equity Financing Agreement [Member]
Class of Stock [Line Items]
Number of shares issued							7,868,985
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							5,000,000		5,000,000					5,000,000
Preferred stock, shares outstanding																							5,000,000		5,000,000					5,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							5,000		5,000					5,000
Preferred stock, shares outstanding																							0		0					0
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							5,000		5,000					5,000
Preferred stock, shares outstanding																							0		0					0
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares converted																						3,739.63
Series D Preferred Stock [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																						$ 0.0001
Exchange aggregate preferred stock																						3,600
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							10,000		10,000					10,000
Preferred stock, shares outstanding																							1,656		1,656					1,656	1,670
Number of shares issued																						10,000
Share price | $ / shares																						$ 1,200
Preferred Stock conversion price per share | $ / shares																						$ 0.35
Dividend rate per annum																						12.00%
Percentage of stated value																						150.00%
Number of shares issued																			940												170
Conversion of shares issued												23,989,570																			1,300
Excess stock, shares outstanding																															1,670
Accretion of series E preferred shares | $																														$ 27,900
Conversion of shares												600
Preferred stock dividends in kind | $												$ 516,000
Exit fee | $												$ 108,000
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					1,500
Number of shares issued									156
Share price | $ / shares																					$ 0.38
Exchange of shares, description																						the holder has the option to exchange (in lieu of conversion), all or some of the shares of Series E Preferred Stock then held for any securities or units issued in a subsequent financing on a $1.00 for $1.00 basis
Share price | $ / shares																					$ 1,000
Purchase price of warrants | $																					$ 1,500,000
Fair value of warrants adjustment | $																					$ 561,000										$ 300,000
Warrants issue as placement agent fees																					267,429
Fair value of warrant issued | $																					$ 101,000
Fair value of warrants issued in temporary equity | $																															$ 662,000
Share price | $ / shares									$ 1,000
Number of shares issued, value | $									$ 156,000
Dividend rate									12.00%
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																					1.33
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																					209.9
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																					0
Series E Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Reedemable options percentage																						115.00%
Series E Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Reedemable options percentage																						125.00%
Series E Preferred Stock [Member] | Maximum [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant to purchase shares																					1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																					$ 0.75
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted																															14,458,127
Series F Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized																							750,000		750,000					750,000	750,000
Temporary equity, shares outstanding																							750,000		750,000					750,000	750,000
Preferred Stock conversion price per share | $ / shares																							$ 0.35		$ 0.35					$ 0.35
Temporary equity, par value | $ / shares																							$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001
Series F Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized																							750,000		750,000					750,000
Temporary equity, shares outstanding																							750,000		750,000					750,000
Series G Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized		100				10,000																	10,000		10,000					10,000	10,000
Temporary equity, shares outstanding																							145		145					145	0
Number of shares issued	200			110
Share price | $ / shares				$ 1,000
Preferred Stock conversion price per share | $ / shares																							$ 0.008		$ 0.008					$ 0.008
Share price | $ / shares				$ 1,000
Number of shares issued, value | $			$ 110,000	$ 110,000
Temporary equity, par value | $ / shares						$ 0.0001																	$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001
Temporary equity, stated value | $	$ 240,000	$ 120,000				$ 1,200
Temporary equity, dividend rate				8.00%		8.00%
Sale of shares additional				35
Purchase of shares				400
Legal and commission fees | $		3,000	13,000
Redemption discount | $	40,000	23,000	$ 77,000
Received initial tranche | $		$ 100,000
Accretion for preferred stock | $																							$ 38,000		$ 38,000					$ 38,000
Series G Redeemable Convertible Preferred Stock [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, value | $	200,000
Cash | $	$ 180,000
Series G Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized																							10,000		10,000					10,000
Temporary equity, shares outstanding																							445		445					445